UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23159

GRIFFIN INSTITUTIONAL ACCESS CREDIT FUND
(Exact name of registrant as specified in charter)

Griffin Capital Plaza, 1520 E. Grand Avenue
El Segundo, CA 90245
(Address of principal executive offices) (Zip code)

310.469.6100
(Registrant’s telephone number, including area code)

ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
(Name and address of agent for service)

Copy to:

Terrence O. Davis, Esq.
Holland & Knight, LLP
1180 West Peachtree Street, N.W.
One Atlantic Center, Suite 1800
Atlanta, GA 30309

Date of fiscal year end: December 31

Date of reporting period: July 1 – September 30, 2017

Item 1. Schedule of Investments.

GRIFFIN INSTITUTIONAL ACCESS CREDIT FUND
PORTFOLIO OF INVESTMENTS
September 30, 2017 (Unaudited)

Description	Rate	Maturity Date	Principal Amount	Value (Note 2)
BANK LOANS (63.30%)(a)

1011778 BC ULC (New Red Finance, Inc.), Term B-3 Loan, Tranche 1	1M US L + 2.25%	02/16/24	$59,086	$59,092
1011778 BC ULC (New Red Finance, Inc.), Term B-3 Loan, Tranche 2	3M US L + 2.25%	02/16/24	37,829	37,833
Accudyne Industries Borrower SCA/Accudyne Industries LLC, Initial Term Loan	3M US L + 3.75%	08/18/24	244,231	245,147
Acosta, Inc., Tranch B-1 Loan	1M US L + 3.25%	09/26/21	107,110	95,528
Advantage Sales & Marketing, Inc., Initial Term Loan (First Lien)	1M US L + 3.25%	07/23/21	374,036	355,334
Alliant Holdings Intermediate LLC, Initial Term Loan	3M US L + 3.25%	08/12/22	1,498,727	1,506,600
American Tire Distributors, Inc., Initial Term Loan(b)	1M US L + 4.25%	09/01/21	1,495,532	1,506,437
Anaren, Inc., Term Loan (First Lien)	3M US L + 4.50%	02/18/21	210,627	211,943
Applied Systems, Inc., Initial Term Loan (First Lien)(b)	3M US L + 3.25%	09/18/24	46,880	47,388
Applied Systems, Inc., Initial Term Loan (Second Lien)(b)	3M US L + 7.00%	09/18/25	286,614	294,854
Aristrocrat Leisure, Ltd., Term B-2 Loan(b)	L + 2.00%	09/19/24	170,639	171,108
Ascena Retail Group, Inc., Tranche B Term Loan(b)	L + 4.50%	08/21/22	330,000	271,219
Ascend Performance Materials Operations LLC, Term B Loan	3M US L + 5.25%	08/12/22	228,175	230,456
Ashland LLC, Term B Loan, Tranche 1	3M US L + 2.00%	05/17/24	62,218	62,529
Ashland LLC, Term B Loan, Tranche 2	1M US L + 2.00%	05/17/24	30,876	31,030
ASP MCS Acquisition Corp., Initial Term Loan(b)	3M US L + 4.75%	05/12/24	508,491	518,661
Asurion LLC, Amendment No.14 Replacement B-4 Term Loan(b)	L + 2.75%	08/04/22	500,000	502,187
Asurion LLC, Replacement B-2 Term Loan (Second Lien)(b)	L + 6.00%	08/04/25	2,085,308	2,130,935
Asurion LLC, Replacement B-5 Term Loan	1M US L + 3.00%	11/03/23	80,965	81,450
BCP Renaissance Parent LLC, Term B Loan(b)	L + 4.00%	09/20/24	87,088	88,108
Berlin Packaging LLC, 2017 Replacement Term Loan (First Lien), Tranche 1	1M US L + 3.25%	10/01/21	81,142	81,663
Berlin Packaging LLC, 2017 Replacement Term Loan (First Lien), Tranche 2	3M US L + 3.25%	10/01/21	48,526	48,838
Berlin Packaging LLC, 2017 Replacement Term Loan (First Lien), Tranche 3(b)	L + 3.25%	10/01/21	250,000	251,605
BioClinica Holding I, LP, Initial Term Loan (First Lien)	3M US L + 4.25%	10/20/23	508,753	500,698
BWAY Holding Co., Initial Term Loan(b)	1M US L + 3.25%	04/03/24	998,750	1,001,871
Caelus Energy Alaska 03 LLC, Second Lien Loan	3M US L + 7.50%	04/15/20	53,937	47,937
CB Poly Investments, LLC, Closing Date Term Loan (First Lien)(b)	1M US L + 4.75%	08/16/23	995,234	999,589
CDS US Intermediate Holdings, Inc., Term B Loan (First Lien)	3M US L + 3.75%	07/08/22	119,365	119,768
CenturyLink, Inc., Initial Term B Loan(f)	2.75%	01/31/25	477,505	463,606
Checkout Holding Corp., Term B Loan (First Lien)	1M US L + 3.50%	04/09/21	750,000	627,810
Cincinnati Bell, Inc., Term Loan(b)	L + 3.75%	10/02/24	188,212	189,271
Commercial Vehicle Group, Inc. (CVG), Term B Loan	1M US L + 6.00%	03/28/23	248,438	249,680
Communications Sales & Leasing, Inc. (CSL Capital LLC), Shortfall Term Loan(b)	1M US L + 3.00%	10/24/22	171,983	159,298
CPG International LLC, New Term Loan	3M US L + 3.75%	05/05/24	392,686	394,342
CVS Holdings I LP, Delayed Draw Term Loan (c)(d)	1M US L + 6.25%	11/23/21	102,000	100,510
CVS Holdings I LP, First Incremental Term Loan (c)	2M US L + 6.25%	08/16/21	792,000	788,040
CVS Holdings I LP, Term Loan (c)	1M US L + 6.25%	08/16/21	251,977	250,717
DAE Aviation Holdings, Inc., Initial Term Loan	1M US L + 3.75%	07/02/22	826,641	833,667
DAE Aviation Holdings, Inc., Term Loan(b)	L + 3.75%	07/07/22	250,000	251,920
Deep Gulf Energy II LLC, 2018 Term Loan (c)	L + 13.00%, Floor 1.50%	09/30/18	100,000	92,250
Deluxe Entertainment Services Group, Inc., Initial Term Loan	3M US L + 5.50%	02/28/20	246,622	248,317

Description	Rate	Maturity Date	Principal Amount	Value (Note 2)
Digicert Holdings, Inc., Term Loan (First Lien)(b)	L + 4.75%	09/19/24	$158,764	$160,491
Digicert Holdings, Inc., Term Loan (Second Lien)(b)	L + 8.00%	09/19/25	51,768	52,350
DXP Enterprises, Inc., Initial Term Loan	1M US L + 5.50%	08/29/23	53,724	53,556
Envision Healthcare Corp., Initial Term Loan	1M US L + 3.00%	12/01/23	116,748	117,636
Excelitas Technologies Corp., Term B Loan	3M US L + 5.00%	11/02/20	649,403	651,568
Eyemart Express LLC, Term Loan (First Lien)	1M US L + 3.00%	08/04/24	44,894	44,978
EZE Software Group LLC, Term B-2 Loan (First Lien)(b)	L + 3.00%	04/06/20	498,707	498,497
Flex Acquisition Co., Inc., Initial Term Loan	3M US L + 3.00%	12/29/23	128,205	128,718
Hargray Communications Group, Inc., Initial Term Loan	1M US L + 3.00%	05/16/24	249,375	250,435
HD Supply Waterworks, Ltd., Initial Term Loan	3M US L + 3.00%	08/01/24	337,594	339,366
Hub International, LTD, Initial Term Loan(b)	L + 3.00%	10/02/20	472,426	475,941
Inc Research Holdings, Inc., Term B Loan	1M US L + 2.25%	08/01/24	163,666	164,382
Inmar, Inc., Initial Term Loan (First Lien)(b)	2M US L + 3.50%	05/01/24	588,746	589,298
Inmar, Inc., Initial Term Loan (Second Lien)	2M US L + 8.00%	05/01/25	415,496	415,670
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan	3M US L + 2.75%	06/30/19	870,831	869,107
Jaguar Holding Co. I LLC, 2017 Term Loan(b)	L + 2.75%	08/18/22	1,746,811	1,757,729
Jane Street Group LLC, Dollar Term Loan	1M US L + 4.50%	08/25/22	105,868	107,191
Jazz Acquisition, Inc., Term Loan (First Lien)	3M US L + 3.50%	06/19/21	1,304,901	1,274,318
Kronos Acquisition Intermediate, Inc., Initial Loan(b)	1M US L + 4.50%	08/26/22	983,049	992,142
Kronos, Inc., Incremental Term Loan (First Lien)	3M US L + 3.50%	11/01/23	78,147	78,677
Logix Communications LP., Term Loan(b)	L + 5.75%	08/11/24	360,000	363,150
Masergy Holdings, Inc., Initial Loan (Second Lien)	3M US L + 8.50%	12/16/24	230,000	232,875
Masergy Holdings, Inc., Term B Loan	3M US L + 3.75%	12/15/23	8,260	8,322
MH Sub I LLC (Micro Holding Corp.), Amendment No. 2 Initial Term Loan (First Lien)	3M US L + 3.50%	08/15/24	745,590	742,595
MH Sub I LLC (Micro Holding Corp.), Amendment No. 2 Initial Term Loan (Second Lien) (b)	3M US L + 7.50%	08/15/25	491,828	486,909
Murray Energy Corp., Term B-2 Loan(b)	3M US L + 7.25%	04/16/20	1,047,214	963,063
National Vision, Inc., Initial Term Loan (First Lien)	1M US L + 3.00%	03/12/21	997,416	1,000,377
Netsmart, Inc., Term C-1 Loan	3M US L + 4.50%	04/19/23	282,815	285,819
Novetta Solutions LLC, Initial Term Loan (First Lien)(b)	3M US L + 5.00%	10/17/22	441,940	430,340
NPC International, Inc., Bridge Loan (Second Lien) (b)	1M US L + 7.50%	04/18/25	425,238	415,670
NPC International, Inc., Initial Term Loan (Second Lien)	1M US L + 7.50%	04/18/25	250,000	253,438
Optiv, Inc., Initial Term Loan (First Lien)	3M US L + 3.25%	02/01/24	106,192	100,130
Packaging Coordinators Midco, Inc., Initial Term Loan(b)	3M US L + 4.00%	06/30/23	679,839	678,989
Paladin Brands Holdings, Inc., Term B Loan(b)	L + 5.50%	08/15/22	814,111	819,199
Parexel International Corp., Initial Term Loan(b)	L + 3.00%	08/11/24	738,339	744,430
Petco Animal Supplies, Inc., Term Loan(b)	L + 3.00%	01/26/23	660,000	547,800
Polycom Inc., Initial Term Loan (First Lien)(b)	L + 5.25%	09/27/23	496,394	501,606
Post Holdings, Inc., Series A Incremental Term Loan	1M US L + 2.25%	05/24/24	128,383	128,792
Prime Security Services Borrower LLC, 2016-2 Refinancing Term B-1 Loan (First Lien)(b)	1M US L + 2.75%	05/02/22	180,367	181,988
Project Alpha Intermediate Holding, Inc., Term Loan	3M US L + 3.50%	04/26/24	221,146	217,138
Quest Software US Holdings, Inc., Initial Term Loan (First Lien)	1M US L + 6.00%	10/31/22	998,731	1,013,296
Rackspace Hosting, Inc., 2017 Refinancing Term B Loan (First Lien)	3M US L + 3.00%	11/03/23	142,826	142,801
Radiate Holdco LLC, Closing Date Term Loan	1M US L + 3.00%	02/01/24	1,007,469	995,191
Recess Holdings, Inc., Delayed Draw Term Loan (First Lien)(b)	L + 3.75%	09/18/24	23,096	23,283
Recess Holdings, Inc., Initial Term Loan (First Lien)(b)	L + 3.75%	09/18/24	170,906	172,295
RP Crown Parent LLC, Initial Term Loan	1M US L + 3.50%	10/12/23	248,747	250,405
Sally Holdings LLC, Term B-1 Loan	1M US L + 2.50%	07/05/24	55,381	55,762
Scientific Games International, Inc., Initial Term Loan (First Lien), Tranche 1	2M US L + 3.25%	08/14/24	33,902	34,003
Scientific Games International, Inc., Initial Term Loan (First Lien), Tranche 2	1M US L + 3.25%	08/14/24	9,189	9,216

Description	Rate	Maturity Date	Principal Amount	Value (Note 2)
Sedgwick Claims Management Services, Inc., Initial Term Loan (First Lien)(b)	L + 2.75%	03/01/21	$998,062	$1,001,893
Sequa Mezzanine Holdings LLC, Initial Loan (Second Lien)	3M US L + 9.00%	04/28/22	635,787	649,894
Sequa Mezzanine Holdings LLC, Initial Term Loan (First Lien)(b)	3M US L + 5.50%	11/28/21	1,517,200	1,533,006
SolarWinds Holdings, Inc., 2017 Refinancing Term loan	1M US L + 3.50%	02/03/23	1,575,522	1,583,235
Sophia LP, Term B Loan(b)	3M US L + 3.25%	09/30/22	999,992	1,000,081
Sterling Midco Holdings, Inc. , Initial Term Loan (First Lien)	1M US L + 4.25%	06/19/24	34,819	35,015
STG-Fairway Acquisitions, Inc., Term Loan (First Lien)(b)	3M US L + 5.25%	06/30/22	364,652	355,536
TecoStar Holdings, Inc., Closing Date Term Loan (First Lien)	3M US L + 3.75%	05/01/24	1,090,923	1,096,833
Tempo Acquisition LLC, Initial Term Loan	1M US L + 3.00%	05/01/24	256,550	257,085
TMK Hawk Parent Corp., Delayed Draw Term Loan (First Lien)(b)	L + 3.50%	09/14/24	35,384	35,672
TMK Hawk Parent Corp., Initial Term Loan (First Lien)(b)	L + 3.50%	09/14/24	792,611	799,051
TNS, Inc. (Transaction Network Services, Inc.), Initial Term Loan (First Lien)(b)	L + 4.00%	08/14/22	83,433	83,832
TransDigm, Inc., Tranche G Term Loan, Tranche 1	1M US L + 3.00%	08/22/24	246,495	247,214
TransDigm, Inc., Tranche G Term Loan, Tranche 2	3M US L + 3.00%	08/22/24	69,707	69,910
Travel Leaders Group LLC, New Incremental Term Loan	3M US L + 4.50%	01/25/24	271,917	275,061
TRC Companies, Inc., Initial Term Loan	1M US L + 4.00%	05/25/24	326,189	328,840
TurboCombustor Technology, Inc., Initial Term Loan(b)	3M US L + 4.50%	12/02/20	456,612	442,913
US Anesthesia Partners, Inc., Initial Term Loan (First Lien)(b)	1M US L + 3.25%	06/23/24	987,736	982,797
Vantiv LLC, New Term B-4 Loan(b)	L + 2.00%	09/19/24	32,973	33,030
Vantiv LLC, New Term B-4 Loan(b)	L + 2.00%	08/07/24	117,488	117,837
Wheels Up Partners LLC, Class A Notes	3M US L + 6.50%	08/17/25	377,183	377,655
William Morris Endeavor Entertainment LLC (IMG Worldwide Holdings LLC), Term Loan (First Lien)(b)	1M US L + 3.25%	05/06/21	1,007,462	1,015,644
WireCo WorldGroup, Inc. (WireCo WorldGroup Finance LP), Initial Term Loan (First Lien)	3M US L + 5.50%	09/29/23	248,744	251,729

TOTAL BANK LOANS
(Cost $49,449,431)				49,543,931

CORPORATE BONDS (31.99%)
1011778 BC ULC (New Red Finance, Inc.)(e)	4.25%	05/15/24	150,000	150,938
1011778 BC ULC (New Red Finance, Inc.)(e)	5.00%	10/15/25	146,000	149,285
1011778 BC ULC (New Red Finance, Inc.)(e)	5.00%	10/15/25	87,000	88,958
ADT Corp.	3.50%	07/15/22	23,000	23,115
AECOM	5.13%	03/15/27	650,000	673,563
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp.(e)	7.88%	12/15/24	1,000,000	1,085,000
Berry Global, Inc.	5.13%	07/15/23	250,000	262,188
Berry Global, Inc.	5.50%	05/15/22	38,000	39,720
BWAY Holding Co.(e)	5.50%	04/15/24	250,000	261,250
BWAY Holding Co.(e)	7.25%	04/15/25	1,000,000	1,032,499
CB Escrow Corp.(e)	8.00%	10/15/25	64,000	64,640
CCO Holdings LLC / CCO Holdings Capital Corp.(e)	5.00%	02/01/28	96,000	96,480
CCO Holdings LLC / CCO Holdings Capital Corp.(e)	5.75%	02/15/26	410,000	431,525
CDW LLC / CDW Finance Corp.	5.00%	09/01/25	125,000	131,875
Compass Minerals International, Inc.(e)	4.88%	07/15/24	177,000	174,788
Covenant Surgical Partners, Inc. / Consolidated Pathology, Inc.(e)	8.75%	08/01/19	400,000	413,000
CPG Merger Sub LLC(e)	8.00%	10/01/21	504,000	522,900

Description	Rate	Maturity Date	Principal Amount	Value (Note 2)
CSC Holdings LLC(e)	10.88%	10/15/25	$842,000	$1,041,975
CSVC Acquisition Corp.(e)	7.75%	06/15/25	231,000	226,958
Dell International LLC / EMC Corp.(e)	6.02%	06/15/26	130,000	144,562
Diamondback Energy, Inc.	4.75%	11/01/24	380,000	389,500
Eldorado Resorts, Inc.	6.00%	04/01/25	80,000	84,416
Gates Global LLC / Gates Global Co.(e)	6.00%	07/15/22	375,000	387,188
Genworth Holdings, Inc.	4.80%	02/15/24	79,000	67,940
Genworth Holdings, Inc.	4.90%	08/15/23	32,000	27,520
GTT Communications, Inc.(e)	7.88%	12/31/24	750,000	798,749
Hanesbrands, Inc.(e)	4.88%	05/15/26	254,000	265,113
HCA, Inc.	5.38%	02/01/25	150,000	158,438
Intelsat Jackson Holdings SA	7.25%	10/15/20	500,000	483,750
Intelsat Jackson Holdings SA(e)	9.50%	09/30/22	729,000	865,687
Intrepid Aviation Group Holdings LLC / Intrepid Finance Co.(e)	6.88%	02/15/19	945,000	932,005
Intrum Justitia AB(e)	3.13%	07/15/24	195,000	233,169
KAR Auction Services, Inc.(e)	5.13%	06/01/25	103,000	107,378
Kronos Acquisition Holdings, Inc.(e)	9.00%	08/15/23	353,000	345,058
Level 3 Financing, Inc.	5.38%	01/15/24	410,000	420,763
Multi-Color Corp.(e)	4.88%	11/01/25	67,000	68,005
Murray Energy Corp.(e)	11.25%	04/15/21	512,000	306,240
National CineMedia LLC	5.75%	08/15/26	500,000	471,250
Park Aerospace Holdings, Ltd.(e)	5.50%	02/15/24	1,000,000	1,052,499
Parsley Energy LLC / Parsley Finance Corp.(e)	5.25%	08/15/25	250,000	255,313
Parsley Energy LLC / Parsley Finance Corp.(e)	5.38%	01/15/25	760,000	779,950
Post Holdings, Inc.(e)	5.00%	08/15/26	250,000	250,156
Post Holdings, Inc.(e)	5.75%	03/01/27	121,000	125,235
Prime Security Services Borrower LLC / Prime Finance, Inc.(e)	9.25%	05/15/23	1,375,000	1,520,832
Rackspace Hosting, Inc.(e)	8.63%	11/15/24	31,000	33,131
Range Resources Corp.(e)	5.00%	03/15/23	500,000	498,750
Regal Entertainment Group	5.75%	02/01/25	500,000	508,750
Sally Holdings LLC / Sally Capital, Inc.	5.63%	12/01/25	250,000	257,499
Sirius XM Radio, Inc.(e)	3.88%	08/01/22	76,000	78,105
Sirius XM Radio, Inc.(e)	5.00%	08/01/27	105,000	107,625
Six Flags Entertainment Corp.(e)	4.88%	07/31/24	250,000	255,000
Sophia LP / Sophia Finance, Inc.(e)	9.00%	09/30/23	250,000	260,312
Sprint Corp.	7.88%	09/15/23	250,000	290,625
Summit Materials LLC / Summit Materials Finance Corp.(e)	5.13%	06/01/25	119,000	122,915
Telesat Canada / Telesat LLC(e)	8.88%	11/15/24	250,000	282,188
T-Mobile USA, Inc.	6.38%	03/01/25	1,125,000	1,214,099
T-Mobile USA, Inc.	6.50%	01/15/26	250,000	276,563
TPC Group, Inc.(e)	8.75%	12/15/20	1,172,000	1,142,700
TriMas Corp.(e)	4.88%	10/15/25	184,000	185,840
United Continental Holdings, Inc.	5.00%	02/01/24	850,000	872,313
United Rentals North America, Inc.	4.88%	01/15/28	84,000	84,525
United Rentals North America, Inc.	4.88%	01/15/28	388,000	390,424
ViaSat, Inc.(e)	5.63%	09/15/25	163,000	164,842
Wabash National Corp.(e)	5.50%	10/01/25	162,000	165,645
Zayo Group LLC / Zayo Capital, Inc.	6.00%	04/01/23	410,000	436,015

TOTAL CORPORATE BONDS
(Cost $24,657,732)				25,039,239

COLLATERALIZED LOAN OBLIGATION (1.07%)
OZLM CLO XVI, Ltd.(a)(e)	L + 6.00%	05/16/30	$250,000	$239,092
Sound Point CLO, Ltd.(a)(e)	L + 6.50%	10/20/30	500,000	500,000
Venture CDO, Ltd.(a)(e)	L + 6.16%	10/20/29	100,000	96,331

TOTAL COLLATERALIZED LOAN OBLIGATION
(Cost $832,819)				835,423

Description	Rate	Maturity Date	Principal Amount	Value (Note 2)
TOTAL INVESTMENTS (96.36%)
(Cost $74,939,982)				$75,418,593

Other Assets In Excess Of Liabilities (3.64%)				2,846,146
NET ASSETS (100.00%)				$78,264,739

Investment Abbreviations:
L - LIBOR - London Interbank Offered Rate

Libor Rates:
1M US L - 3 Month US LIBOR as of September 30, 2017 was 1.23%
2M US L - 3 Month US LIBOR as of September 30, 2017 was 1.27%
3M US L - 3 Month US LIBOR as of September 30, 2017 was 1.33%

(a)
Floating or variable rate security. The reference rate is described above. The Rate in effect as of September 30, 2017 is based on the reference rate plus the displayed spread as of the security's last reset date.

(b)
All or a portion of this position has not settled as of September 30, 2017. The interest rate shown represents the stated spread over London Interbank Offered Rate (“LIBOR” or “L”) or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR will be established.

(c)	This investment is classified as a level 3 asset, and such classification was a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(d)
All or a portion of this commitment was unfunded at September 30, 2017. As such, interest is earned only on the funded portion of this commitment. As of September 30, 2017 the unfunded commitment in this security was $1,098,000.

(e)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2017, the aggregate market value of those securities was $18,309,811, representing 23.39% of net assets.

(f)	Fixed rate security.

Common Abbreviations:
LLC - Limited Liability Company
LP - Limited Partnerships

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Foreign Currency	Contracted Amount*	Purchase/Sale Contract	Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
BNY Mellon	EUR	200,000	Sale	10/16/2017	$236,549	$2,105
						$2,105

*	The contracted amount is stated in the currency in which the security is denominated.

See Notes to Quarterly Portfolio of Investments.

Griffin Institutional Access Credit Fund
Notes to Quarterly Portfolio of Investments
September 30, 2017 (Unaudited)

Note 1 — Organization

Griffin Institutional Access Credit Fund (the “Fund”) is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund engages in a continuous offering of shares and operates as an interval fund that offers quarterly repurchases of shares at net asset value. The Fund’s SEC registered investment adviser is Griffin Capital Credit Advisor, LLC (the “Adviser”). BCSF Advisors, LP, an affiliate of Bain Capital Credit, LP, (the “Sub-Adviser”) serves as the Fund’s Sub-Adviser. The investment objective of the Fund is to generate a return comprised of both current income and capital appreciation with an emphasis on current income with low volatility and low correlation to the broader markets. The Fund pursues its investment objective by investing in a range of secured and unsecured debt obligations which may be syndicated, consisting of U.S high yield securities, global high yield securities and other fixed-income and fixed-income related securities, including direct originated debt obligations and collateralized loan obligations.

The Fund was organized as a statutory trust on April 5, 2016 under the laws of the State of Delaware. The Fund commenced operations on April 3, 2017, and is authorized to issue an unlimited number of shares with no par value.

Effective September 29, 2017 Griffin Capital BDC Corp., formerly known as Griffin-Benefit Street Partners BDC Corp. (the “Company”) transferred all of its assets to the Fund, in exchange for Class F shares of the Fund and the Fund assumed all of the liabilities of the Company. Class F shares are available solely to investors who were stockholders of the Company at the time of the reorganization of the Company into the Fund. Class F shares are not otherwise available or being offered to the general public.

The Fund currently offers Class A, Class C, Class I, Class L and Class F shares. Class A, Class C and Class I shares commenced operations on April 3, 2017. Class L shares commenced operations on September 5, 2017. Class F Shares commenced operations on September 25, 2017. Class A shares are offered subject to a maximum sales charge of 5.75% of the offering price and Class L shares are offered subject to a maximum sales charge of 4.25% of the offering price. Class C, Class I and Class F shares are offered at net asset value per share. Class C shares may be subject to a 1.00% contingent deferred sales charge on shares redeemed during the first 365 days after their purchase. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Note 2 — Significant Accounting Policies

Basis of Presentation – The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is considered an investment company following accounting and reporting guidance in Accounting Standards Codification (“ASC”) Topic 946 – Financial Services – Investment Companies. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – In accordance with Accounting Standard Codification (“ASC”) 820, Fair Value Measurements and Disclosures, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations. If market quotations are not readily available, securities are valued at fair value as determined by the Board of Trustees (“the Board”). The Board has delegated the day to day responsibility for determining these fair values in accordance with the policies it has approved to the Fair Value Pricing Committee of the Adviser. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. In determining the fair value of a security for which there are no readily available market quotations, the Adviser may consider several factors, including: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The Adviser may also consider periodic financial statements (audited and unaudited) or other information provided by the issuer.

Non-dollar-denominated securities, if any, are valued as of the close of the NYSE at the closing price of such securities in their principal trading market, but may be valued at fair value if subsequent events occurring before the computation of net asset value materially have affected the value of the securities. Readily marketable portfolio securities listed on the New York Stock Exchange (“the “NYSE”) are valued at the last sale price as of the close of the NYSE on the business day such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day as determined by a third-party pricing service. If no bid or ask prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board shall determine in good faith to reflect its fair market value. The Adviser has engaged an independent third-party valuation specialist to assist in valuing such securities in certain circumstances.

The Adviser will provide the Board of Trustees with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable to that period, and that identify any issues and valuation problems that have arisen. To the extent deemed necessary by the Adviser, the Fair Value Pricing Committee of the Board will review any securities valued by the Adviser in accordance with the Fund’s valuation policies.

Fair Value Measurements – In accordance with Accounting Standard Codification (“ASC”) 820, Fair Value Measurements and Disclosures, a three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These investments are then categorized in the following hierarchy under applicable financial accounting standards:

Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2 —
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3 —
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the least observable input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments as of September 30, 2017:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Bank Loans	$–	$48,312,414	$1,231,517	$49,543,931
Collateralized Loan Obligation	–	835,423	–	835,423
Corporate Bonds	–	25,039,239	–	25,039,239
Total	$–	$74,187,076	$1,231,517	$75,418,593
Other Financial Instruments*
Liabilities:
Forward Foreign Currency Contracts	$–	$2,105	$–	$2,105
Total	$–	$2,105	$–	$2,105

*
Other financial instruments are derivative instruments reflected in the Schedule of Investments. The derivatives shown in this table are reported at their unrealized appreciation/ (depreciation) at measurement date, which represents the change in the contract's value.

There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2017. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:
Asset Type	Balance as of April 3, 2017	Accured Discount/ premium	Return of Capital	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Deperciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of September 30, 2017	Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at September 30, 2017
Bank Loans	$-	$-	$-	$-	$-	$1,231,517	$-	$-	$-	$1,231,517	$-
	$-	$-	$-	$-	$-	$1,231,517	$-	$-	$-	$1,231,517	$-
Investment Transactions – Investment security transactions are accounted for on trade date.

Foreign Currency Translation – The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. EST). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities – The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Loan Participation and Assignments – The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of the loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from lenders they acquire direct rights against the borrower of the loan. The Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower.

Note 3 — Derivative Instruments

Derivative Instruments and Hedging Activities – The following discloses the Fund’s use of derivative instruments and hedging activities.

The Fund’s investment objectives allow the Fund to enter into various types of derivative contracts such as forward foreign currency contracts. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors – In pursuit of its investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives – The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

Forward Foreign Currency Contracts – The Fund engaged in currency transactions with counterparties during the period ended September 30, 2017 to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked‐to‐market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND

By:	/s/ Kevin Shields
Kevin Shields
President (Principal Executive Officer)

Date:	November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin Shields
Kevin Shields
President (Principal Executive Officer)

Date:	November 29, 2017

By:	/s/ Joseph Miller
Joseph Miller
Treasurer (Principal Financial Officer)

Date:	November 29, 2017